Contingent Liabilities - Additional Information (Detail) R in Millions, $ in Millions	Feb. 01, 2023 ZAR (R) claimant	Dec. 31, 2022 USD ($) company	Dec. 31, 2022 ZAR (R) company	Dec. 31, 2021 USD ($)	Dec. 31, 2021 ZAR (R)	Dec. 31, 2020 USD ($)
Disclosure of contingent liabilities [line items]
Provisions | $		$ 10.5		$ 13.1		$ 18.3
Silicosis
Disclosure of contingent liabilities [line items]
Number of gold mining companies | company		6	6
Provisions		$ 10.5	R 178.9	$ 13.1	R 209.6
Nominal amount of provision		14.4	244.7
Silicosis | Entering into significant commitments or contingent liabilities [member]
Disclosure of contingent liabilities [line items]
Number of claimants receiving trust benefits | claimant	10,913
Trust benefits received | R	R 966.2
Alleged thefts | Randgold and exploration summons
Disclosure of contingent liabilities [line items]
Amount of summons claims computed pursuant to allegedly received		$ 2,600.0	R 43,700.0